GENERAL	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

Basis for Presentation

The unaudited condensed interim consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) as of June 30, 2020 include the financial statements of Tower and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Tower Semiconductor US Tech Holdings, Inc. (formerly named “Jazz US Holdings Inc.”) and its wholly-owned subsidiary, Tower Semiconductor Newport Beach, Inc. (formerly named “Jazz Semiconductor, Inc.”) and (2) Tower Semiconductor San Antonio, Inc. (formerly named “TowerJazz Texas Inc.”), and (ii) its 51% owned subsidiary, Tower Partners Semiconductor Co., Ltd. (formerly named “TowerJazz Panasonic Semiconductor Co. Ltd.”) (“TPSCo”). Tower and its subsidiaries are collectively referred to as the “Company”.

The Company’s unaudited condensed interim consolidated financial statements are presented after elimination of inter-company transactions and balances and are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The unaudited condensed interim consolidated financial statements of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2019 and for the year then ended, including the notes thereto.

In the opinion of the Company's management, the unaudited condensed interim consolidated financial statements include all adjustments necessary for a fair presentation of the Company’s financial position as of the dates presented and results of operations for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.